SCHEDULE OF ACCOUNTS RECEIVABLES, NET (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Credit Loss [Abstract]
Accounts receivable	$ 172,385	$ 25,213
Less: allowance for doubtful accounts		(17,733)
Accounts receivable, net	$ 172,385	$ 7,480